Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 25, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC Funds Trust

Access Capital Community Investment Fund (the “Fund”)

Supplement dated January 25, 2019 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The following changes to the Prospectus and SAI were previously disclosed in a supplement dated January 9, 2019.

Effective March 11, 2019, the Fund’s investment advisory fee is lowered from 0.50% to 0.35%. In addition, effective March 11, 2019, Class I shares of the Fund will be subject to a servicing fee of 0.05%. The Fund’s Board of Trustees has also approved changes to the contractual fee waiver on the Fund’s operating expenses, effective March 11, 2019.

I.          To reflect these changes, effective March 11, 2019, the Prospectus is hereby amended as follows:

1.          In the Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted in their entirety and replaced with the following:

Access Capital Community Investment Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses
Shareholder Servicing Fee	None	0.05%
Interest Expense	0.12%	0.12%
Other Expenses	0.33%	0.11%

Total Other Expenses	0.45%	0.28%
Total Annual Fund Operating Expenses[3]	1.05%	0.63%

Fee Waiver and/or Expense Reimbursement	(0.13)%	(0.06)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%	0.57%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect changes to the advisory fee, servicing fee and contractual fee waivers that became effective on March 11, 2019.

[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.80% of the Fund’s average daily net assets for Class A shares and 0.45% for Class I shares. The expense limitation agreement is in place until January 31, 2020 and may not be terminated by the Advisor prior to that date. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$466	$59
Three Years	$685	$196
Five Years	$922	$346
Ten Years	$1,599	$781

RBC FUNDS TRUST

RBC Impact Bond Fund (the “Fund”)

Supplement dated January 25, 2019 to the RBC Impact Investment Funds Prospectus (the

“Prospectus”) and Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes to the Prospectus and SAI were previously disclosed in a supplement dated January 9, 2019.

Currently, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities of investments meeting the Fund’s impact criteria, as determined by RBC Global Asset Management (U.S.) Inc.’s impact methodology. Effective March 11, 2019, the Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.

Effective March 11, 2019, the first sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.

Access Capital Community Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC Funds Trust

Access Capital Community Investment Fund (the “Fund”)

Supplement dated January 25, 2019 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The following changes to the Prospectus and SAI were previously disclosed in a supplement dated January 9, 2019.

Effective March 11, 2019, the Fund’s investment advisory fee is lowered from 0.50% to 0.35%. In addition, effective March 11, 2019, Class I shares of the Fund will be subject to a servicing fee of 0.05%. The Fund’s Board of Trustees has also approved changes to the contractual fee waiver on the Fund’s operating expenses, effective March 11, 2019.

I.          To reflect these changes, effective March 11, 2019, the Prospectus is hereby amended as follows:

1.          In the Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted in their entirety and replaced with the following:

Access Capital Community Investment Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses
Shareholder Servicing Fee	None	0.05%
Interest Expense	0.12%	0.12%
Other Expenses	0.33%	0.11%

Total Other Expenses	0.45%	0.28%
Total Annual Fund Operating Expenses[3]	1.05%	0.63%

Fee Waiver and/or Expense Reimbursement	(0.13)%	(0.06)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%	0.57%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect changes to the advisory fee, servicing fee and contractual fee waivers that became effective on March 11, 2019.

[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.80% of the Fund’s average daily net assets for Class A shares and 0.45% for Class I shares. The expense limitation agreement is in place until January 31, 2020 and may not be terminated by the Advisor prior to that date. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$466	$59
Three Years	$685	$196
Five Years	$922	$346
Ten Years	$1,599	$781

RBC Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC Impact Bond Fund (the “Fund”)

Supplement dated January 25, 2019 to the RBC Impact Investment Funds Prospectus (the

“Prospectus”) and Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes to the Prospectus and SAI were previously disclosed in a supplement dated January 9, 2019.

Currently, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities of investments meeting the Fund’s impact criteria, as determined by RBC Global Asset Management (U.S.) Inc.’s impact methodology. Effective March 11, 2019, the Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.

Effective March 11, 2019, the first sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.